April 29, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        File Room

RE:      Clipper Fund, Inc.
         File Nos. 2-88543 and 811-3931
         ------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2005 for the Clipper Fund, Inc. (the "Fund"), do not differ from those contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement on Form to the Fund's Registration Statement on Form N-1A which was filed electronically via EDGAR on April 25, 2005.

If you have any questions concerning this filing, you may contact me at (617) 662-3967.


Sincerely,

/s/ Thomas J. Reyes
-------------------
Thomas J. Reyes
Vice President and Counsel

cc:      Leora R. Weiner, Esq.